Treasury Shares - Summary of Treasury Shares (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2017
Treasury shares transaction [line items]
Number of issued shares	80,745,711	80,745,711		80,745,711
Proceeds from issue of treasury stock	₩ 300,000
Number of shares acquired			41,157,506
Treasury shares	7,609,263	8,875,883
Kakao Co Ltd [Member]
Treasury shares transaction [line items]
Number of issued shares	1,266,620
Proceeds from issue of treasury stock	₩ 300,000
Number of shares acquired	2,177,401
Consideration Paid	₩ 302,321
Disposals Of Treasury Shares [member]
Treasury shares transaction [line items]
Treasury shares	1,266,620	1,260,668
Treasury shares [member] | Kakao Co Ltd [Member]
Treasury shares transaction [line items]
Number of issued shares	1,266,620